NOTE 9 - NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest Expense	$ 88,012	$ 103,146
Series
Interest Expense	560	560
Interest Payable, Current	$ 4,700	$ 4,200